Related Party transactions (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Research, development expense	$ 0	$ 608,000	$ 3,500,000	$ 1,000,000.0
TCG Green Chem Inc [Member]
Payments to invoices in research and development			$ 1,096,370	$ 450,000